Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments received (audited) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	£ 5,504	£ 5,863
Other commitments received	2,464	135
Total off-balance sheet commitments received	7,968	5,998
On demand [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	5,205	5,581
Other commitments received	91	93
Total off-balance sheet commitments received	5,296	5,674
Not more than three months [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	106	110
Other commitments received	0	42
Total off-balance sheet commitments received	106	152
Over three months but not more than six months [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	22	20
Other commitments received	0	0
Total off-balance sheet commitments received	22	20
Over six months and not later than nine months [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	81	13
Other commitments received	2,373	0
Total off-balance sheet commitments received	2,454	13
Over nine months and not later than one year [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	0	16
Other commitments received	0	0
Total off-balance sheet commitments received	0	16
Later than one year and not later than two years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	11	65
Other commitments received	0	0
Total off-balance sheet commitments received	11	65
Later than two years and not later than three years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	12	10
Other commitments received	0	0
Total off-balance sheet commitments received	12	10
Over three years but not more than five years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	21	33
Other commitments received	0	0
Total off-balance sheet commitments received	21	33
Over five years and not later than ten years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	12	10
Other commitments received	0	0
Total off-balance sheet commitments received	12	10
Over ten years [member]
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	34	5
Other commitments received	0	0
Total off-balance sheet commitments received	£ 34	£ 5